Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related-Party Transactions

(9) RELATED-PARTY TRANSACTIONS

Related-party revenue

In June 2018, the Company entered into a Research and Development Services Agreement, or Tollnine Agreement, with Tollnine, a related-party of the Company, to provide research and development services to Tollnine. The Company’s Chief Executive Officer was also the Chief Executive Officer of Tollnine until April 2020 and two of the Company’s investors are also investors in Tollnine. As such, Tollnine was deemed to be a related-party. The Tollnine Agreement has an initial term of 3 years, to be automatically renewed for additional one-year terms unless terminated by either party. The services are to be provided at a price based on the costs incurred by the Company plus a mark-up equal to 10% of such costs. The Company recognizes revenue when Tollnine, as the Company’s customer, obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company recognized related-party revenues of $1.3 million and zero for the three months ended September 30, 2019 and 2020, respectively, and $3.6 million and $1.2 million for the nine months ended September 30, 2019 and 2020, respectively, under the Tollnine Agreement. Effective as of July 1, 2020, the Company terminated the Tollnine Agreement and entered into the Tallac Services Agreement with Tallac Therapeutics.

Receivables due from related-party

As of December 31, 2019 and September 30, 2020, the Company had outstanding related-party receivables from Tollnine of $0.5 million.

Tallac Service Agreement

The Company entered into a research and development services agreement, or the Tallac Services Agreement, with Tallac Therapeutics effective as of July 1, 2020. The Tallac Services Agreement provides that Tallac Therapeutics will provide certain preclinical research services to the Company for a service fee based on the costs incurred by Tallac Therapeutics plus a mark-up equal to 10.0% of such costs. The Tallac Services Agreement has an initial term of four years and is renewed automatically for additional one year terms thereafter. The Company records the payments for the research and development services as research and development costs within the condensed consolidated statement of operations and comprehensive loss. The Company has recorded $0.4 million as research and development costs for the three months ended September 30, 2020.

Predecessor Company
Related-Party Transactions
(11)	RELATED-PARTY TRANSACTIONS

Related-Party Revenue

In June 2018, the Company entered into a Research and Development Services Agreement, or Tollnine Agreement, with Tollnine, Inc., or Tollnine, a related-party of the Company, to provide research and development services to Tollnine. The Company’s Chief Executive Officer is also the Chief Executive Officer of Tollnine and two of the Company’s investors are also investors in Tollnine. As such, Tollnine was deemed to be a related-party. The Tollnine Agreement has an initial term of 3 years, to be automatically renewed for additional one-year terms unless terminated by either party. The services are to be provided at a price based on the costs incurred by the Company plus a mark-up equal to 10% of such costs. The Company recognizes revenue when Tollnine, as our customer, obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. For the years ended December 31, 2018 and December 31, 2019, the Company recognized related-party revenues of $2.1 million and $4.8 million, respectively, under the Tollnine Agreement.

Receivables due from Related-Party

As of December 31, 2018, and 2019, the Company had outstanding related-party receivables from Tollnine of $0.9 million and $0.5 million, respectively.